Insurance business - Net insurance premium income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 10,870	$ 10,093	$ 10,636
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	11,429	10,463	12,108
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(559)	(370)	(1,472)
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	7,974	7,959	7,888
Non-linked insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	8,529	8,321	9,353
Non-linked insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(555)	(362)	(1,465)
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,023	571	482
Linked life insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,027	579	489
Linked life insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(4)	(8)	(7)
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,873	1,563	2,266
Investment contracts with DPF | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	1,873	1,563	2,266
Investment contracts with DPF | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 0	$ 0	$ 0